Convertible bonds (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Convertible bonds, non-current
2019 Convertible Senior Notes	¥ 0	$ 0	¥ 6,536
Short-term Debt [Member]
Convertible bonds, current
2019 Convertible Senior Notes	6,863	$ 998	0
Long-term Debt [Member]
Convertible bonds, non-current
2019 Convertible Senior Notes	¥ 0		¥ 6,536